DEPOSITS AND ADVANCES	9 Months Ended
Dec. 31, 2023
Deposits And Advances
DEPOSITS AND ADVANCES

NOTE 4 – DEPOSITS AND ADVANCES

	(Audited) As of December 31, 2023 ($)	(Audited) As of March 31, 2023 ($)	(Unaudited) As of December 31, 2022 ($)
Prepaid expense and other current assets	542,860	52,258	59,436
Advance to Suppliers	78,097	236,584	202,919

Total	620,957	288,842	262,355

Prepaid and other current assets include approximately $ 383 thousand (March 31, 2023: 2 thousand) prepaid insurance for the year ended December 31, 2023. The Advances to suppliers primarily relate to advances to suppliers of component suppliers in the Vehicle manufacturing segment and also towards supply of capital equipment